Description of Organization and Business Operations (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Sep. 19, 2019	Sep. 13, 2019	Feb. 26, 2021	Sep. 30, 2019	Dec. 31, 2020	Feb. 18, 2021	Jan. 28, 2021	Dec. 31, 2019
Proceeds from initial public offering				$ 1,586,000	$ 13,260,927
Warrants exercise price								$ 11.50
Assets held trust account	$ 230,000,000
Net tangible assets	$ 5,000,001
Seeking redemption rights percentage	15.00%
Operating bank accounts					131,151			$ 493,128
Marketable securities held in Trust Account					232,196,027			$ 231,214,831
Working capital deficit					337,484
Amount on deposit in the Trust Account					$ 2,196,027
Subsequent Event [Member]
Business combination, expenses			$ 300,000
Third Party [Member]
Business description	The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amounts in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of trust assets, provided that such liability will not apply to any claims by a third party or prospective target
Sponsor [Member] | Subsequent Event [Member]
Agreed to loan						$ 500,000	$ 200,000
Aggregate of amount						$ 700,000	$ 700,000
Combination Period [Member]
Business description	The Company will have until March 15, 2021 (the "Combination Period") to consummate a Business Combination or obtain a Charter Extension from Shareholders. If the Company is unable to complete a Business Combination in the Combination Period or obtain a Charter Extension from Shareholders, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders' rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company's remaining stockholders and the Company's board of directors, dissolve and liquidate, subject in each case to the Company's obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company's warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
Initial Public Offering [Member]
Number of sale of stock share value		20,000,000
Gross proceeds from initial public offering		$ 200,000,000
Proceeds from initial public offering		$ 200,000,000
Sale of stock, price per share		$ 10.00
Transaction cost	$ 13,260,927
Underwriting fees	4,600,000
Deferred underwriting fees	8,050,000
Other offering costs	$ 610,927
Business description	The Company must complete an initial Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable) at the time of the agreement to enter into the initial Business Combination.
Business combination percentage of voting securities	50.00%
Private Placement Warrants [Member]
Number of sale of stock share value	600,000	5,500,000
Gross proceeds from initial public offering	$ 30,600,000
Proceeds from initial public offering	$ 30,000,000
Proceeds from warrants		$ 5,500,000
Warrants exercise price		$ 1.00
Sale of stock, price per share	$ 1.00
Over-Allotment Option [Member]
Number of sale of stock share value	3,000,000
Sale of stock, price per share	$ 10.00